DERIVATIVE ASSETS AND LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2017
DERIVATIVE ASSETS AND LIABILITIES
Schedule of fair value of assets and liabilities

	Fair Value Measurements at December 31, 2017
	Quoted prices in active markets for identical assets or liabilities	Observable market data	Unobservable market data
	(Level 1)	(Level 2)	(Level 3)	Total
	ThCh$	ThCh$	ThCh$	ThCh$
Assets
Current assets
Other current financial assets
Current financial assets	—	469,019		469,019
Other non-current financial assets	—	61,898,833	—	61,898,833

Total assets	—	62,367,852	—	62,367,852

Liabilities
Current liabilities
Other current financial liabilities	—	445,278	—	445,278

Total liabilities	—	445,278	—	445,278

	Fair Value Measurements at December 31, 2016
	Quoted prices in active markets for identical assets or liabilities	Observable market data	Unobservable market data
	(Level 1)	(Level 2)	(Level 3)	Total
	ThCh$	ThCh$	ThCh$	ThCh$
Assets
Current assets
Other current financial assets	—	4,678,343	—	4,678,343
Other non-current financial assets	—	80,180,880	—	80,180,880

Total assets	—	84,859,223	—	84,859,223

Liabilities
Current liabilities
Other current financial liabilities	—	1,229,354	—	1,229,354

Total liabilities	—	1,229,354	—	1,229,354